Expense Example - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 70%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 70% - Class A
Expense Example:
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
Fidelity Advisor Asset Manager 70% - Class C
Expense Example:
1 year	276
3 years	545
5 years	939
10 years	1,840
Fidelity Advisor Asset Manager 70% - Class M
Expense Example:
1 year	469
3 years	721
5 years	992
10 years	1,765
Fidelity Advisor Asset Manager 70% - Class I
Expense Example:
1 year	72
3 years	224
5 years	390
10 years	871
Fidelity Advisor Asset Manager 70% - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750